Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 5.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.70%
Innovator U.S. Equity Ultra Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 476.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator U.S. Equity Ultra Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 326.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Equity Ultra Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 578.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.90%)